Financial Assets and Liabilities - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 37,320,391	R$ 25,533,990
1 - 2 years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3,759,874	1,813,849
25 to 36 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3,667,857	3,240,861
37 to 48 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	7,480,137	2,294,198
49 to 60 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,298,007	5,032,388
61 to 72 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	640,000	2,520,671
73 to 84 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	5,427,729	456,983
85 to 96 months [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	4,023,694	3,821,149
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	R$ 8,023,093	R$ 6,353,891